Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	BLACKROCK FUNDS
Prospectus Date	rr_ProspectusDate	Jan. 26, 2018
Supplement [Text Block]	bf1_SupplementTextBlock
BLACKROCK FUNDSSM
BlackRock Health Sciences Opportunities Portfolio
(the "Fund")

Supplement dated May 17, 2018 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information ("SAI") of the Fund,
each dated January 26, 2018, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund's Summary Prospectuses, Prospectuses and SAI, as applicable:

The last paragraph in the section of each Summary Prospectus entitled "Key Facts About BlackRock Health Sciences Opportunities Portfolio — Principal Investment Strategies of the Fund" and the last paragraph in the sections of each Prospectus entitled "Fund Overview — Key Facts About BlackRock Health Sciences Opportunities Portfolio — Principal Investment Strategies of the Fund" and "Details About the Fund — Principal Investment Strategies" are deleted in their entirety.

The section of each Summary Prospectus entitled "Key Facts About BlackRock Health Sciences Opportunities Portfolio — Principal Risks of Investing in the Fund" and the sections of each Prospectus entitled "Fund Overview — Key Facts About BlackRock Health Sciences Opportunities Portfolio — Principal Risks of Investing in the Fund" and "Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund" are amended to delete "Non-Diversification Risk."
BLACKROCK HEALTH SCIENCES OPPORTUNITIES PORTFOLIO
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	bf1_SupplementTextBlock
BLACKROCK FUNDSSM
BlackRock Health Sciences Opportunities Portfolio
(the "Fund")

Supplement dated May 17, 2018 to the
Summary Prospectuses, Prospectuses and Statement of Additional Information ("SAI") of the Fund,
each dated January 26, 2018, as supplemented to date

The Fund currently operates as a diversified fund under the Investment Company Act of 1940, as amended. Accordingly, effective immediately, the following changes are made to the Fund's Summary Prospectuses, Prospectuses and SAI, as applicable:

The last paragraph in the section of each Summary Prospectus entitled "Key Facts About BlackRock Health Sciences Opportunities Portfolio — Principal Investment Strategies of the Fund" and the last paragraph in the sections of each Prospectus entitled "Fund Overview — Key Facts About BlackRock Health Sciences Opportunities Portfolio — Principal Investment Strategies of the Fund" and "Details About the Fund — Principal Investment Strategies" are deleted in their entirety.

The section of each Summary Prospectus entitled "Key Facts About BlackRock Health Sciences Opportunities Portfolio — Principal Risks of Investing in the Fund" and the sections of each Prospectus entitled "Fund Overview — Key Facts About BlackRock Health Sciences Opportunities Portfolio — Principal Risks of Investing in the Fund" and "Details About the Fund — Investment Risks — Principal Risks of Investing in the Fund" are amended to delete "Non-Diversification Risk."